VESSEL HELD FOR SALE Vessel held for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds from sale of assets	$ 17,075	$ 66,993	$ 0
Impairment loss on vessels	5,342	41,597	0
VLCC Mayfair [Member]
Proceeds from sale of assets	16,900
Impairment loss on vessels	$ 5,342	$ 13,400